Regulatory Requirements (Details) - Schedule of the minimum regulatory capital required and the actual amounts of capital maintained	Dec. 31, 2020 USD ($)
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 1,336,814
Capital Levels Maintained	10,914,773
Excess Net Capital	$ 9,577,959
Percent of requirement Maintained	816.00%
Lion International Securities Group Limited [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 386,927
Capital Levels Maintained	1,043,803
Excess Net Capital	$ 656,876
Percent of requirement Maintained	270.00%
Lion Futures Limited [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 386,927
Capital Levels Maintained	948,872
Excess Net Capital	$ 561,945
Percent of requirement Maintained	245.00%
Lion Asset Management Limited [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 12,898
Capital Levels Maintained	27,770
Excess Net Capital	$ 14,872
Percent of requirement Maintained	215.00%
BC Wealth Management Limited [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 12,898
Capital Levels Maintained	468,279
Excess Net Capital	$ 455,381
Percent of requirement Maintained	3631.00%
Lion Broker Limited (Cayman) [Member]
Regulatory Assets [Line Items]
Minimum Regulatory Capital Requirements	$ 537,164
Capital Levels Maintained	8,426,049
Excess Net Capital	$ 7,888,885
Percent of requirement Maintained	1569.00%